INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investments Accounted For Using Equity Method [Abstract]
Investment in associates	$ 272.1	$ 0.0
Investment in joint ventures	54.5	0.0
Total	326.6	0.0
Share of profit from continuing operations and total comprehensive income from associates	21.1	0.0
Share of profit from continuing operations and total comprehensive income from joint venture	$ 0.4	$ 0.0